Mortgage Note and Revolving Credit Facility - Narrative (Details) - Mortgages - USD ($)	Sep. 24, 2021	May 25, 2021
Cortona Loan
Line of Credit Facility [Line Items]
Debt instrument, term		7 years
Mortgage loan		$ 45,000,000.0
Cortona Loan | LIBOR
Line of Credit Facility [Line Items]
Effective interest rate		2.65%
Variable interest rate		2.40%
Bixby Loan
Line of Credit Facility [Line Items]
Debt instrument, term	5 years
Mortgage loan	$ 53,000,000.0
Bixby Loan | LIBOR
Line of Credit Facility [Line Items]
Variable interest rate	1.60%